Adoption of ASU 2018-12 (Summary of Effect on Previously Reported Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ 12,263	$ 11,933
Reinsurance recoverables, net of allowance for credit losses	21,264	23,866
Market risk benefit assets	2,807	1,888
Other assets	19,926	25,234
Total assets	335,663	402,406
Liabilities
Future contract benefits	38,302	40,767
Market risk benefit liabilities	2,078	4,399
Deferred front-end loads	5,045	4,220
Other liabilities	14,657	22,433
Total liabilities	327,059	376,472
Stockholder’s Equity
Retained earnings	1,414	3,734
Accumulated other comprehensive income (loss)	(5,713)	10,250
Total stockholder’s equity	8,604	25,934	$ 25,041
As Previously Reported [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,873	6,230
Reinsurance recoverables, net of allowance for credit losses	23,910	22,755
Other assets	21,265	23,801
Total assets	338,594	392,015
Liabilities
Future contract benefits	41,203	40,074
Deferred front-end loads	5,695	399
Other liabilities	16,921	24,518
Total liabilities	330,796	369,635
Stockholder’s Equity
Retained earnings	1,968	3,886
Accumulated other comprehensive income (loss)	(7,073)	6,544
Total stockholder’s equity	7,798	22,380
Restatement Impacts [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements		1
Other assets	(185)	(754)
Total assets	(328)	(497)
Liabilities
Other liabilities	(796)	(986)
Total liabilities	(796)	(977)
Stockholder’s Equity
Retained earnings	468	480
Total stockholder’s equity	468	480
Accounting Standards Update 2018-12 [Member]
Assets
Reinsurance recoverables, net of allowance for credit losses			20,713
Liabilities
Future contract benefits			42,044
Deferred front-end loads			3,586
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,873	6,231
Reinsurance recoverables, net of allowance for credit losses	23,910	22,755	17,550
Other assets	21,080	23,047
Total assets	338,266	391,518
Liabilities
Future contract benefits	41,203	40,074	38,318
Deferred front-end loads	5,695	399	$ 396
Other liabilities	16,125	23,532
Total liabilities	330,000	368,658
Stockholder’s Equity
Retained earnings	2,436	4,366
Accumulated other comprehensive income (loss)	(7,073)	6,544
Total stockholder’s equity	8,266	22,860
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member]
Assets
Deferred acquisition costs, value of business acquired and deferred sales inducements	(1,610)	5,702
Reinsurance recoverables, net of allowance for credit losses	(2,646)	1,111
Market risk benefit assets	2,807	1,888
Other assets	(1,154)	2,187
Total assets	(2,603)	10,888
Liabilities
Future contract benefits	(2,901)	693
Market risk benefit liabilities	2,078	4,399
Deferred front-end loads	(650)	3,821
Other liabilities	(1,468)	(1,099)
Total liabilities	(2,941)	7,814
Stockholder’s Equity
Retained earnings	(1,022)	(632)
Accumulated other comprehensive income (loss)	1,360	3,706
Total stockholder’s equity	$ 338	$ 3,074